PENSION AND OTHER POST-EMPLOYMENT BENEFITS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2024 USD ($)
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	Rp 11,540		Rp 11,414		$ 717
Others	33		41	Rp 35
Pension and other post-employment benefits (Note 29)	1,691		1,764	1,585
Defined benefit plan acturial gain (loss) - net of tax	755		(1,412)	1,612
Deferred tax effect at the applicable tax rates	(120)		23	(148)
Defined benefit plan actuarial gain (loss) - net of tax	635	$ 40	(1,389)	1,464
Obligation under the Labor Law
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	1,064		1,005
Pension and other post-employment benefits (Note 29)	232		217	78
Defined benefit plan acturial gain (loss) - net of tax	107		41	13
Post-employment health care benefit cost
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	1,550		1,470
Pension and other post-employment benefits (Note 29)	282		205	213
Defined benefit plan acturial gain (loss) - net of tax	202		(1,265)	851
Other post-employment benefit cost
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	175		244
Pension and other post-employment benefits (Note 29)	20		22	25
Defined benefit plan acturial gain (loss) - net of tax	6		(2)	14
Long Service Employee Benefit
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	1		1
Defined benefit plan acturial gain (loss) - net of tax	0
Periodic pension benefit cost
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	8,750		8,694
Pension and other post-employment benefits (Note 29)	1,157		1,319	1,268
Periodic pension benefit cost | Telkomsel
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	4,950		4,726
Pension and other post-employment benefits (Note 29)	663		633	596
Defined benefit plan acturial gain (loss) - net of tax	420		91	218
Periodic pension benefit cost | Others.
Disclosure of defined benefit plans [line items]
Defined benefit plan acturial gain (loss) - net of tax	0		0	1
The company | Defined pension benefit obligation
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	3,543		3,666
Pension and other post-employment benefits (Note 29)	518		629	577
Defined benefit plan acturial gain (loss) - net of tax	72		(524)	467
The company | Additional pension benefit obligation
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	42		44
Pension and other post-employment benefits (Note 29)	3		3	37
Defined benefit plan acturial gain (loss) - net of tax	1		1	(7)
The company | Unfunded Pension
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	215		258
Pension and other post-employment benefits (Note 29)	(27)		54	58
Defined benefit plan acturial gain (loss) - net of tax	Rp (53)		Rp 246	Rp 55